Leases (Details) - Schedule of Future Lease Payments Under Operating Leases - Dec. 31, 2023 ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)
Schedule of Future Lease Payments Under Operating Leases [Abstract]
FY2024		¥ 2,250
FY2025		2,262
FY2026		2,028
FY2027		1,246
FY2028		779
FY2029		465
FY2030		321
Total future lease payment	[1]	9,351	$ 1,317
less: imputed interest		(1,621)
Represent value of future lease payments	[2]	¥ 7,730

[1]	The Group’s commitment for minimum lease payments under the remaining operating leases as of December 31, 2023 is discussed in Note 15 LEASES.
[2]	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,750 (US$246) and RMB5,980 (US$842) for the year ended December 31, 2023, respectively.